SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Credit Concentration Risk
Significant accounting policies
Schedule of concentration risk:

As of December 31,
	2019	2020
	RMB	RMB
Company A	13,495 (7.1)%	26,005 (8.7)%
Company B	50,567 (26.8)%	59,987 (20.1)%
Company C	80,024 (42.4)%	108,422 (36.4)%
Total	144,086 (76.3)%	194,414 (65.2)%

Related parties concentration risk
Significant accounting policies
Schedule of concentration risk:

As of December 31,
	2019	2020
	RMB	RMB
Company D	1,401,015 (98.6)%	830,871 (96.6)%
Total	1,401,015 (98.6)%	830,871 (96.6)%

Customer Concentration Risk
Significant accounting policies
Schedule of concentration risk:

For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Company D	2,798,824(76.8)%	4,271,135(73.5)%	4,447,957(69.1)%
Total	2,798,824(76.8)%	4,271,135(73.5)%	4,447,957(69.1)%